PREPAYMENTS AND OTHER CURRENT ASSETS (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Jul. 31, 2017 CNY (¥)	May 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Derivative [Line Items]
Receivables related to a sales leaseback transaction (note 25)	¥ 50,000,000			¥ 600,000,000	¥ 150,000,000
Receivables related to disposal of property, plant and equipment	51,675,734		¥ 1,072,424,435			¥ 198,818,135
Total	1,712,888,803	$ 249,129,341	1,706,717,271
Foreign exchange call spread combined option contracts [Member]
Derivative [Line Items]
Value-added tax deductible	899,664,288		695,298,614
Refund receivable of U.S. countervailing duties (note 2x)	209,450,023		0
Receivable related to disposal of subsidiaries (note 1)	169,931,601		169,931,600
Deposit for customer duty, bidding and others	132,370,773		276,486,282
Rental deposit and prepayment	74,883,585		25,888,619
Prepayment for income tax	46,293,505		90,238,235
Prepaid insurance premium	34,237,367		16,388,399
Receivables related to discount from a supplier	26,497,935		15,607,413
Receivables related to disposal of land use right	25,326,877		14,571,587
Prepaid Commision	8,705,847		28,551,662
Employee advances	4,721,001		10,576,736
Others	80,806,001		61,992,841
Receivables related to a sales leaseback transaction (note 25)	0		150,000,000
Receivables related to disposal of property, plant and equipment	0		111,500,000
Receivables of option exercised	0		39,685,283
Total	¥ 1,712,888,803		¥ 1,706,717,271
Maturity period of derivative	12 months